SUBSEQUENT EVENTS (Details) - General Fusion	Jan. 21, 2026 $ / shares shares
Convertible Preferred Shares
SUBSEQUENT EVENTS
Number of shares in a unit	1
Subsequent Events
SUBSEQUENT EVENTS
Purchase an aggregate unit	10,556,367
Price per unit issued | $ / shares	$ 10.2
Number of warrants in a unit	1
Exercise price | $ / shares	$ 12